Shareholder Report, Holdings (Details)	Mar. 31, 2025
C000209942 | Atlanta Braves Holdings Inc.
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000209942 | Liberty Media Corp.-Liberty Formula One
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000209942 | Liberty Broadband Corp.
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000209942 | Liberty Media Corp.-Liberty Live
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000209942 | Warner Bros Discovery Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000209942 | Sunrise Communications AG
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000209942 | Live Nation Entertainment Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000209942 | Madison Square Garden Sports Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000209942 | Comcast Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000209942 | Sirius XM Holdings Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000209942 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	93.80%
C000209942 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000209942 | InvestmentType_Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000209942 | Content Creation and Aggregation
Holdings [Line Items]
Percent of Net Asset Value	41.90%
C000209942 | Entertainment
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000209942 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000209942 | Television and Broadband Services
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000209942 | Broadcasting
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000209942 | Diversified Consumer Services
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000209942 | Wireless Telecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000209942 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000209942 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000209942 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000236314 | Atlanta Braves Holdings Inc.
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000236314 | Liberty Media Corp.-Liberty Formula One
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000236314 | Liberty Broadband Corp.
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000236314 | Liberty Media Corp.-Liberty Live
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000236314 | Warner Bros Discovery Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000236314 | Sunrise Communications AG
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000236314 | Live Nation Entertainment Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000236314 | Madison Square Garden Sports Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000236314 | Comcast Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000236314 | Sirius XM Holdings Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000236314 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	93.80%
C000236314 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000236314 | InvestmentType_Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000236314 | Content Creation and Aggregation
Holdings [Line Items]
Percent of Net Asset Value	41.90%
C000236314 | Entertainment
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000236314 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000236314 | Television and Broadband Services
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000236314 | Broadcasting
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000236314 | Diversified Consumer Services
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000236314 | Wireless Telecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000236314 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000236314 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000236314 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000209943 | Zoetis Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000209943 | Chewy Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000209943 | Freshpet Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000209943 | IDEXX Laboratories Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000209943 | CVS Group plc
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000209943 | Amazon.com Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000209943 | Trupanion Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000209943 | Elanco Animal Health Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000209943 | Petco Health & Wellness Co. Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000209943 | QVC Group Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000209943 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	92.20%
C000209943 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000209943 | InvestmentType_Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000209943 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000209943 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000209943 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(2.60%)
C000209943 | Pet Healthcare
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000209943 | Pet Products
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000209943 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000209943 | Pet Food and Nutrition
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000209943 | Pet Services
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000209943 | Diagnostics
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000209943 | Retail
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000236315 | Zoetis Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000236315 | Chewy Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000236315 | Freshpet Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000236315 | IDEXX Laboratories Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000236315 | CVS Group plc
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000236315 | Amazon.com Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000236315 | Trupanion Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000236315 | Elanco Animal Health Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000236315 | Petco Health & Wellness Co. Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000236315 | QVC Group Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000236315 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	92.20%
C000236315 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000236315 | InvestmentType_Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000236315 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000236315 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000236315 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(2.60%)
C000236315 | Pet Healthcare
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000236315 | Pet Products
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000236315 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000236315 | Pet Food and Nutrition
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000236315 | Pet Services
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000236315 | Diagnostics
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000236315 | Retail
Holdings [Line Items]
Percent of Net Asset Value	6.10%